ALIGHT SERIES TRUST

4 Overlook Point

Lincolnshire, IL 60069

May 4, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Alight Series Trust

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, the Alight Series Trust (the "Trust") certifies that:

a.the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b.the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2020.

Very truly yours,

ALIGHT SERIES TRUST

By: /s/ Doug Keith

Doug Keith

Treasurer

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